SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value
Common Stocks—92.5%
Consumer Discretionary—6.5%
Automobiles—1.9%
General Motors Co.	780,388	$ 26,057,156
Harley-Davidson, Inc.	792,948	26,484,463
		52,541,619

Hotels, Restaurants & Leisure—1.2%
McDonald's Corp.	153,982	32,947,529

Media—0.8%
Comcast Corp., Cl. A	527,541	22,784,496

Multiline Retail—1.6%
Target Corp.	397,830	44,055,694

Specialty Retail—1.0%
Lowe's Cos., Inc.	228,481	26,558,631

Consumer Staples—16.8%
Beverages—4.8%
Coca-Cola Co. (The)	1,378,309	80,493,245
Molson Coors Beverage Co., Cl. B	952,557	52,943,118
		133,436,363

Food & Staples Retailing—1.3%
Walmart, Inc.	308,359	35,304,022

Food Products—7.1%
Campbell Soup Co.	1,234,188	59,722,357
Conagra Brands, Inc.	869,240	28,615,381
General Mills, Inc.	945,238	49,360,328
Kraft Heinz Co. (The)	777,588	22,705,570
McCormick & Co., Inc.	77,950	12,734,692
Nestle SA	199,310	22,002,626
		195,140,954

Household Products—3.6%
Kimberly-Clark Corp.	124,264	17,799,575
Procter & Gamble Co. (The)	650,920	81,117,651
		98,917,226

Energy—8.3%
Oil, Gas & Consumable Fuels—8.3%
BP plc, Sponsored ADR	1,297,574	46,881,348
Chevron Corp.	329,091	35,258,810
Enbridge, Inc.	413,630	16,822,332
Marathon Petroleum Corp.	355,250	19,361,125
Royal Dutch Shell plc, Cl. A, Sponsored ADR	243,172	12,681,420
SFL Corp. Ltd.	845,766	11,197,942

1 INVESCO OPPENHEIMER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Suncor Energy, Inc.	1,685,815	$ 51,569,081
TOTAL SA	749,443	36,520,894
		230,292,952

Financials—16.0%
Commercial Banks—7.3%
Bank of America Corp.	2,108,184	69,211,681
Cullen/Frost Bankers, Inc.	194,673	17,357,045
M&T Bank Corp.	304,565	51,325,294
Regions Financial Corp.	2,588,420	40,301,699
Zions Bancorp NA	487,690	22,185,018
		200,380,737

Insurance—3.4%
Chubb Ltd.	198,634	30,190,382
Hartford Financial Services Group, Inc. (The)	382,215	22,657,705
Prudential Financial, Inc.	332,108	30,241,754
Travelers Cos., Inc. (The)	83,350	10,970,527
		94,060,368

Real Estate Investment Trusts (REITs)—5.3%
Crown Castle International Corp.	226,635	33,958,988
Equity Residential	357,820	29,727,686
Park Hotels & Resorts, Inc.	1,046,200	22,953,628
Starwood Property Trust, Inc.	1,309,350	33,597,921
Weyerhaeuser Co.	927,378	26,847,593
		147,085,816

Health Care—13.9%
Health Care Equipment & Supplies—2.3%
Abbott Laboratories	376,737	32,828,862
Medtronic plc	272,482	31,455,322
		64,284,184

Health Care Providers & Services—0.6%
UnitedHealth Group, Inc.	61,017	16,624,082

Pharmaceuticals—11.0%
AstraZeneca plc, Sponsored ADR	570,380	27,777,506
Bayer AG	569,189	45,961,253
Eli Lilly & Co.	253,261	35,365,366
GlaxoSmithKline plc, Sponsored ADR	531,222	24,861,190
Johnson & Johnson	261,644	38,950,942
Merck & Co., Inc.	623,901	53,306,101
Novartis AG, Sponsored ADR	292,280	27,623,383
Pfizer, Inc.	1,295,772	48,254,549
		302,100,290

2 INVESCO OPPENHEIMER EQUITY INCOME FUND

	Shares	Value
Industrials—6.2%
Aerospace & Defense—2.6%
General Dynamics Corp.	96,440	$ 16,919,434
Lockheed Martin Corp.	129,250	55,334,510
		72,253,944

Electrical Equipment—1.9%
ABB Ltd.	1,634,836	38,044,265
Eaton Corp. plc	148,884	14,065,071
		52,109,336

Machinery—1.7%
Caterpillar, Inc.	217,625	28,585,044
Kennametal, Inc.	576,649	18,043,347
		46,628,391

Information Technology—4.5%
Communications Equipment—2.2%
Cisco Systems, Inc.	1,330,939	61,183,266

IT Services—0.9%
International Business Machines Corp.	167,673	24,099,640

Software—1.4%
Microsoft Corp.	229,967	39,147,283

Materials—2.5%
Chemicals—1.5%
Dow, Inc.	461,837	21,276,830
DuPont de Nemours, Inc.	397,722	20,355,412
		41,632,242

Containers & Packaging—1.0%
International Paper Co.	341,803	13,918,218
Sonoco Products Co.	241,575	13,803,596
		27,721,814

Telecommunication Services—4.7%
Diversified Telecommunication Services—4.7%
AT&T, Inc.	1,916,733	72,107,495
Verizon Communications, Inc.	973,620	57,871,973
		129,979,468

Utilities—13.1%
Electric Utilities—7.4%
American Electric Power Co., Inc.	174,950	18,233,289
Duke Energy Corp.	315,119	30,765,068
Edison International	213,830	16,368,686
Entergy Corp.	308,990	40,638,365
Exelon Corp.	1,059,767	50,434,312

3 INVESCO OPPENHEIMER EQUITY INCOME FUND

	SCHEDULE OF INVESTMENTS Unaudited / Continued

		Shares	Value
	Electric Utilities (Continued)
	NextEra Energy, Inc.	91,861	$24,637,120
	PPL Corp.	630,975	22,834,985
			203,911,825

	Gas Utilities—1.4%
	National Fuel Gas Co.	773,009	33,386,259
	Southwest Gas Holdings, Inc.	61,845	4,669,916
			38,056,175

Multi	-Utilities—4.3%
	Dominion Energy, Inc.	600,690	51,509,167
	National Grid plc	3,920,043	52,197,319
	Public Service Enterprise Group, Inc.	244,335	14,464,632
			118,171,118
	Total Common Stocks (Cost $2,142,170,264)		2,551,409,465

	Preferred Stock—1.2%
	Becton Dickinson & Co., 6.125% Cv., Series A, Non-Vtg. (Cost
	$30,103,688)	509,689	33,410,114
		Principal Amount
Non	-Convertible Corporate Bond and Note—0.0%
	Reynolds American, Inc., 7.00% Sr. Unsec. Nts., 8/4/41[1] (Cost $358,701)	$354,000	441,855

		Shares
	Investment Company—5.0%
	Invesco Government & Agency Portfolio, Institutional Class, 1.48%[2] (Cost
	$138,344,564)	138,344,564	138,344,564
	Total Investments, at Value (Cost $2,310,977,217)	98.7%	2,723,605,998
	Net Other Assets (Liabilities)	1.3	36,133,667
	Net Assets	100.0%	$2,759,739,665

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at January 31, 2020 was
$441,855, which represented 0.02% of the Fund’s Net Assets.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

Glossary:
Definitions
ADR	American Depositary Receipt

4 INVESCO OPPENHEIMER EQUITY INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$178,887,969$	— $	— $	178,887,969
Consumer Staples	440,795,939	22,002,626	—	462,798,565
Energy	193,772,058	36,520,894	—	230,292,952
Financials	441,526,921	—	—	441,526,921
Health Care	337,047,303	45,961,253	—	383,008,556
Industrials	132,947,406	38,044,265	—	170,991,671
Information Technology	124,430,189	—	—	124,430,189
Materials	69,354,056	—	—	69,354,056
Telecommunication Services	129,979,468	—	—	129,979,468
Utilities	307,941,799	52,197,319	—	360,139,118
Preferred Stock	33,410,114	—	—	33,410,114
Non-Convertible Corporate Bond
and Note	—	441,855	—	441,855
Investment Company	138,344,564	—	—	138,344,564
Total Assets	$ 2,528,437,786 $	195,168,212$	— $	2,723,605,998

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

5 INVESCO OPPENHEIMER EQUITY INCOME FUND